Organization and Business Description (Details) - USD ($)			6 Months Ended
	Mar. 29, 2021	Mar. 25, 2021	Mar. 31, 2024	Sep. 30, 2023	Jul. 27, 2023	Jul. 03, 2023
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)			$ 0.01875	$ 0.01875
Share capital (in Dollars)						$ 3,125,000
Ordinary shares			166,666,666	166,666,666
Preferred shares					16,666,666.6666	100,000,000
Preferred shares par value (in Dollars per share)					$ 0.01875	$ 0.003125
Ordinary shares issued			3,645,974	3,625,000
Ordinary shares issued			3,645,974
Universe Inc [Member]
Organization and Business Description [Line Items]
Incorporation date			Dec. 11, 2019
Ownership interest percentage			100.00%
Universe HK [Member]
Organization and Business Description [Line Items]
Incorporation date			May 21, 2014
Ownership interest percentage			100.00%
Jiangxi Universe [Member]
Organization and Business Description [Line Items]
Incorporation date			Mar. 02, 1998
Ownership interest percentage			100.00%
Entity incorporation date description			March 2, 1998
Universe Trade [Member]
Organization and Business Description [Line Items]
Incorporation date			Mar. 10, 2010
Ownership interest percentage			100.00%
Jiangxi [Member]
Organization and Business Description [Line Items]
Ownership interest percentage			100.00%
Minimum [Member]
Organization and Business Description [Line Items]
Share capital (in Dollars)						$ 312,500
Maximum [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)					$ 0.01875	$ 0.003125
Share capital (in Dollars)						$ 3,125,000
Ordinary shares [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)						$ 0.003125
Ordinary shares					900,000,000	90,000,000
Ordinary shares issued					3,625,000
Ordinary shares [Member] | Minimum [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)					$ 0.003125	$ 0.003125
Share capital (in Dollars)						$ 312,500
Ordinary shares					150,000,000	90,000,000
Ordinary shares issued					21,750,000
Ordinary shares [Member] | Maximum [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)					$ 0.003125	$ 0.003125
Ordinary shares					150,000,000	900,000,000
Ordinary shares issued					21,750,000
Ordinary shares issued					3,625,000
Ordinary shares [Member] | Board of Directors Chairman [Member]
Organization and Business Description [Line Items]
Ordinary shares						900,000,000
Preferred Stock [Member]
Organization and Business Description [Line Items]
Preferred shares					100,000,000	10,000,000
Preferred shares par value (in Dollars per share)					$ 0.003125	$ 0.003125
Preferred Stock [Member] | Minimum [Member]
Organization and Business Description [Line Items]
Preferred shares					100,000,000	10,000,000
Preferred shares par value (in Dollars per share)					$ 0.003125	$ 0.003125
Preferred Stock [Member] | Maximum [Member]
Organization and Business Description [Line Items]
Preferred shares					16,666,666.6666	100,000,000
Preferred shares par value (in Dollars per share)					$ 0.01875	$ 0.003125
Common Stock One [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)					0.01875
Common Stock One [Member] | Minimum [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)					0.003125
Common Stock One [Member] | Maximum [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)					0.01875
Common stock two [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)					$ 0.003125
Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares outstanding			3,645,974
IPO [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)		$ 0.003125
Public offering price (in Dollars per share)		$ 5
Fross proceeds (in Dollars)	$ 28,750,000
IPO [Member] | Ordinary shares [Member]
Organization and Business Description [Line Items]
Ordinary shares issued		5,000,000
Over-Allotment Option [Member]
Organization and Business Description [Line Items]
Additional shares	750,000
Net proceeds (in Dollars)	$ 25,600,000